Interim Statement Presentation (Details 3) - shares	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	20,874,067	26,043,317
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	4,207,400	6,761,400
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	16,666,667	19,281,917